Trade and other receivables (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017
Trade and other receivables
Trade receivables	R 23,742	R 20,982
Other receivables	3,003	3,759
Related party receivables - equity accounted investments	102	92
Impairment of trade receivables	(199)	(158)
Trade and other receivables	26,648	24,675
Duties recoverable from customers	600	412
Prepaid expenses	829	1,133
Value added tax	1,652	1,421
Total trade and other current receivables	R 29,729	R 27,641